UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          510 Madison Avenue, 11th floor
                                   New York, New York 10022

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  April 24, 2013

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       42
Total:
Form 13F Information Table Value       $ 2,512,675
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
ALCOA INC                     NOTE 5.250% 3/1       013817AT8      76952  55561000 PRN        SOLE             55561000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0       018581AD0     101682  49450000 PRN        SOLE             49450000
BARRICK GOLD CORP             COM                   067901108       8820    300000  SH CALL   SOLE               300000
BMC SOFTWARE INC              COM                   055921100      10530    227277  SH        SOLE               227277
CADENCE DESIGN SYSTEM INC     NOTE 1.500%12/1       127387AF5       2509   2500000 PRN        SOLE              2500000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1       165167CA3      11875  12500000 PRN        SOLE             12500000
CHESAPEAKE ENERGY CORP        COM                   165167107      20410   1000000  SH CALL   SOLE              1000000
D R HORTON INC                NOTE 2.000% 5/1       23331ABB4      98754  52320000 PRN        SOLE             52320000
DIREXION SHS ETF TR           DLY SMCAP BEAR3X      25459W110       8175    221675  SH CALL   SOLE               221675
E M C CORP MASS               NOTE 1.750%12/0       268648AM4     272034 182191000 PRN        SOLE            182191000
ELECTRONIC ARTS INC           NOTE 0.750% 7/1       285512AA7      20477  21029000 PRN        SOLE             21029000
EQUINIX INC                   NOTE 3.000%10/1       29444UAG1      54201  26932000 PRN        SOLE             26932000
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302        113     15193  SH        SOLE                15193
FEI CO                        NOTE 2.875% 6/0       30241LAF6      24620  11175000 PRN        SOLE             11175000
GENERAL MTRS CO               *W EXP 07/10/201      37045V126       6436    545871  SH        SOLE               545871
GENWORTH FINL INC             COM CL A              37247D106       3500    350000  SH        SOLE               350000
GILEAD SCIENCES INC           NOTE 1.000% 5/0       375558AN3     565661 260598000 PRN        SOLE            260598000
GOLDCORP INC NEW              NOTE 2.000% 8/0       380956AB8      13593  13000000 PRN        SOLE             13000000
GOLDCORP INC NEW              COM                   380956409       6726    200000  SH CALL   SOLE               200000
HOLOGIC INC                   FRNT 2.000%12/1       436440AG6      31519  30000000 PRN        SOLE             30000000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1       440543AE6      11055  10280000 PRN        SOLE             10280000
ISHARES TR                    RUSSELL 2000          464287655     141645   1500000  SH  PUT   SOLE              1500000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0       502413AW7       9146   9000000 PRN        SOLE              9000000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0       535678AC0       9641   9000000 PRN        SOLE              9000000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1       549463AG2       4788   5000000 PRN        SOLE              5000000
MARKET VECTORS ETF TR         GOLD MINER ETF        57060U100      35583    940100  SH CALL   SOLE               940100
MGIC INVT CORP WIS            NOTE 2.000% 4/0       552848AE3       7506   7350000 PRN        SOLE              7350000
MGIC INVT CORP WIS            COM                   552848103       2772    560000  SH        SOLE               560000
MOLINA HEALTHCARE INC         NOTE 3.750%10/0       60855RAA8       9450   8000000 PRN        SOLE              8000000
MOLINA HEALTHCARE INC         COM                   60855R100        352     11400  SH        SOLE                11400
MORGAN STANLEY                COM NEW               617446448      10990    500000  SH  PUT   SOLE               500000
PROLOGIS                      NOTE 3.250% 3/1       74340XAT8      39442  34094000 PRN        SOLE             34094000
SAFEWAY INC                   COM NEW               786514208        382     14500  SH        SOLE                14500
SALESFORCE COM INC            NOTE 0.750% 1/1       79466LAB0      72857  34550000 PRN        SOLE             34550000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0       78388JAN6      88550  51148000 PRN        SOLE             51148000
SPDR S&P 500 ETF TR           TR UNIT               78462F103     626680   4000000  SH  PUT   SOLE              4000000
STEEL DYNAMICS INC            NOTE 5.125% 6/1       858119AP5      11275  10000000 PRN        SOLE             10000000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      16194   5600000 PRN        SOLE              5600000
U S AIRWAYS GROUP INC         COM                   90341W108       8485    500000  SH CALL   SOLE               500000
WEBMD HEALTH CORP             NOTE 2.500% 1/3       94770VAF9       2775   3000000 PRN        SOLE              3000000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8      61324  16830000 PRN        SOLE             16830000
XILINX INC                    COM                   983919101       3195     83700  SH        SOLE                83700